Property, Plant and Equipment	12 Months Ended
Dec. 31, 2014
Property, Plant and Equipment [Abstract]
PROPERTY, PLANT AND EQUIPMENT
operty, plant and equipment consists of the following (in thousands):

	December 31, 2014	December 31, 2013
Land	$18,479	$18,453
Pipelines and related facilities	227,586	213,459
Storage and terminal facilities	135,466	124,181
Linefill	25,507	13,866
Trucking equipment and other	40,281	19,180
Construction-in-progress	31,393	19,093
Property, plant and equipment, gross	478,712	408,232
Accumulated depreciation	(82,646)	(57,076)
Property, plant and equipment, net	$396,066	$351,156

We recorded depreciation expense of $33.9 million, $22.6 million and $12.1 million for the years ended December 31, 2014, 2013 and 2012, respectively.

We include within the cost of property, plant and equipment interest costs incurred while an asset is being constructed. We capitalized $0.3 million and $0.7 million of interest costs during the years ended December 31, 2014 and 2013, respectively. No interest costs were capitalized during the year ended December 31, 2012.

Amounts disclosed above have been revised to reflect the WOT acquisition as described in Note 1.